Market Risk (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Market Risk Exposure [Abstract]
Summary of Key Non-Traded Market Risks
Our key non-traded market risks are:

Key risks	Description
Interest rate risk
Yield curve risk: comes from timing mismatches in repricing fixed and variable rate assets, liabilities and off-balance sheet instruments. It also comes from investing non-rate sensitive liabilities in interest-earning assets. We mainly measure yield curve risk with NIM and EVE sensitivities, which are measures commonly used in the financial services industry. We also use other risk measures, such as Value at Risk (VaR) which is a statistical measure based on a historical simulation of events, and stress testing. Our NIM and EVE sensitivities cover all the material yield curve risk in our banking book balance sheet.
Basis risk: comes from pricing assets using a different rate index to the liabilities that fund them. We are exposed to basis risks associated with Bank of England bank rate, reserve rate linked assets we deposit with central banks, the Sterling Overnight Index Average (SONIA) rate, and LIBOR rates of different terms. LIBOR for Sterling, Swiss Francs and Japanese Yen were replaced with Risk Free Rates at the end of 2021. We will have some legacy positions using synthetic LIBOR in 2022, but there should be no basis risk incurred on re-hedging these positions. We are also very advanced with the transition of our loan and derivative portfolios. As the transition progresses, we continue to monitor our basis risk positions.

Spread risk	Spread risk arises when the value of assets or liabilities which are accounted for at fair value (either through Other Comprehensive Income or through Profit and Loss) are affected by changes in the spread. We measure these spreads as the difference between the discount rate we use to value the asset or liability, and an underlying interest rate curve.
Spread risks can be split into Swap Spread (where the instrument has been issued by a Sovereign counterparty) and Credit Spread (where the instrument has been issued by for example a corporate or bank counterparty). It mainly arises in the bond portfolios we hold for liquidity purposes. We measure spread risk with sensitivities, stress tests and VaR measures.
Foreign exchange risk	Our banking businesses operate mainly in sterling markets, so we do not create significant foreign exchange exposures. The only exception to this is money we raise in foreign currencies. For more on this, see ‘Wholesale funding’ in the ‘Liquidity risk’ section.
Income statement volatility risk
We measure most of the assets and liabilities in our banking book balance sheet at amortised cost. We sometimes manage their risk profile by using derivatives. As all derivatives are accounted for at fair value, the mismatch in their accounting treatment can lead to volatility in our Income Statement. This happens even if the derivative is an economic hedge of the asset or liability.

Summary of Detailed Information about VaR
VaR (audited)

VaR
–VaR indicates the losses that we might suffer because of unfavourable changes in the markets under normal (non-stressed) market conditions.
–We run a historical simulation using historical daily price moves, at a 99% confidence level for example, to find how much we might lose – the VaR.
–For any given day’s position, we expect to suffer losses greater than the VaR estimate 1% of the time – once every 100 trading days, or two to three times a year.
–This gives us a consistent way of assessing risk for all relevant market risk factors in our portfolios.

Summary of NIM and EVE Sensitivity of Interest Rate Risk
The table below shows how our base case income and valuation would be affected by a 25 basis points (bps) and a 50 bps parallel shift (both up and down) applied instantaneously to the yield curve at 31 December 2021 and 31 December 2020. Sensitivity to parallel shifts represents the amount of risk in a way that we think is both simple and scalable. From 2021, we have typically focused on a 25bps stress for non-traded market risk controls that reflects a more plausible yield curve stress in the current low rate environment. We continue to monitor sensitivities to other parallel and non-parallel shifts as well as scenarios. Sensitivities to a 50bps shift are also provided this year as a bridge to previous year's disclosures.

	2021				2020
	+25bps	-25bps	+50bps	-50bps	+25bps	-25bps	+50bps	-50bps
	£m	£m	£m	£m	£m	£m	£m	£m
NIM sensitivity (audited)	89	(94)	167	(205)	116	(23)	225	(15)
EVE sensitivity	89	(125)	148	(301)	190	(369)	367	(585)